Research and Development	12 Months Ended
Mar. 31, 2026
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Research and Development
(21) Research and Development
Research and development costs for the years ended March 31, 2024, 2025 and 2026 consist of the following:

	Yen (millions)
	2024	2025	2026
Research and development expenditures incurred during the reporting period	¥976,366	¥1,210,620	¥1,174,848
Amount capitalized	(207,519)	(287,098)	(198,806)
Amortization, impairment losses and losses on disposal of capitalized development costs	154,780	175,960	564,604

Total	¥923,627	¥1,099,482	¥1,540,646